Trade and Other Receivables - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($) Customer	Jun. 30, 2022 USD ($)
Disclosure of financial assets [line items]
Term receivables terms	30 days
Trade receivables	$ 3,418	$ 4,411
Trade receivables [member]
Disclosure of financial assets [line items]
Provisions for doubtful debts	9	3
Past due but not impaired [member]
Disclosure of financial assets [line items]
Trade receivables	$ 8	$ 103
Credit risk [member]
Disclosure of financial assets [line items]
Percentage of trade receivables owed from the customers	31.00%	34.00%
Number of customers sample risk exposure | Customer	10